Share Capital, Warrants and Options (Tables)	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL, WARRANTS AND OPTIONS
Schedule of Number and Weighted Average Exercise Prices of Warrants

A summary of common share purchase warrants activity during the years ended December 31, 2019, December 31, 2018 and December 31, 2017 on a post-consolidation basis is as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	25,797,283	1.20	17,617,541	1.20	9,598,204	1.50
Issued	3,984,731	0.25	11,666,666	1.20	9,497,172	1.20
Cancelled / expired	(14,130,617)	1.20	(3,486,924)	1.20	(1,477,835)	3.00

Outstanding, end of year	15,651,397	0.96	25,797,283	1.20	17,617,541	1.20

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants

At December 31, 2019, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
11,666,666	April 19, 2020*	1.20	0.22
3,984,731	December 18, 2021	0.25	0.51
15,651,397			0.73

Schedule of Number and Weighted Average Exercise Prices of Share Options

A summary of option activity under the Plan during the years ended December 31, 2019, December 31, 2018 and December 31, 2017 on a post-consolidation basis is as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	2,594,550	1.80	2,072,050	2.30	1,283,300	3.00
Issued	-	-	642,500	1.20	913,750	1.20
Cancelled / expired	(464,000)	4.23	(120,000)	1.80	(124,000)	2.40

Outstanding, end of year	2,130,550	1.51	2,594,550	1.80	2,072,050	2.30

Schedule of Inputs to Option Pricing Model

The fair value of stock options granted and vested during the years ended December 31, 2019, 2018 and 2017 was calculated using the following assumptions:

	December 31, 2019	December 31, 2018	December 31, 2017
Expected dividend yield	-	0%	0%
Expected share price volatility	-	96.9% - 101%	66.6% - 100.6%
Risk free interest rate	-	2.04% - 2.17%	1.17% - 1.80%
Expected life of options	-	5 years	5 years

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options

Details of options outstanding as at December 31, 2019 on a post-consolidation basis are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
90,000	90,000	Feb 3, 2020*	2.75	0.09
45,000	45,000	Oct 5, 2020	2.00	0.76
541,800	541,800	Jan 28, 2021	2.10	1.08
763,750	763,750	Feb 21, 2022	1.20	2.15
50,000	50,000	Dec 20, 2022	1.20	2.97
570,000	570,000	Feb 28, 2023	1.20	3.15
50,000	50,000	May 1, 2023	1.20	3.34
20,000	20,000	May 4, 2023	1.20	3.34
2,130,550	2,130,550			2.08

*Subsequently expired, unexercised.